--------------------------------------------------------------------------------

DIRECTORS                                               OFFICERS
Barton M. Biggs                                         Stefanie V. Chang
CHAIRMAN OF THE BOARD                                   VICE PRESIDENT
Chairman and Director, Morgan Stanley Asset Management  Harold J. Schaaff, Jr.
Inc. and Morgan Stanley Asset Management Limited;       VICE PRESIDENT
Managing Director, Morgan Stanley & Co. Incorporated    Joseph P. Stadler
Michael F. Klein                                        VICE PRESIDENT
DIRECTOR AND PRESIDENT                                  Valerie Y. Lewis
Principal, Morgan Stanley Asset Management Inc. and     SECRETARY
Morgan Stanley & Co. Incorporated                       Karl O. Hartmann
John D. Barrett II                                      ASSISTANT SECRETARY
Chairman and Director,                                  Joanna M. Haigney
Barrett Associates, Inc.                                TREASURER
Gerard E. Jones                                         Belinda A. Brady
Partner, Richards & O'Neil LLP                          ASSISTANT TREASURER
Andrew McNally IV
River Road Partners
Samuel T. Reeves
Chairman of the Board and Chief
Executive Officer,
Pinacle L.L.C.
Fergus Reid
Chairman and Chief Executive Officer, LumeLite
Plastics Corporation
Frederick O. Robertshaw
Of Counsel, Copple, Chamberlin &
Boehm, P.C.

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INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
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DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas
New York, New York 10020
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CUSTODIANS
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
--------------------------------------------------------------------------------
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
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INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

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For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                              TECHNOLOGY PORTFOLIO
                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1998

LETTER TO SHAREHOLDERS
-------

PERFORMANCE COMPARED TO THE S&P 500 INDEX AND THE LIPPER SCIENCE AND TECHNOLOGY FUNDS INDEX(1)
----------------------------------------------------

                                          TOTAL RETURNS(2)
                               ---------------------------------------
                                                       AVERAGE ANNUAL
                                   YTD      ONE YEAR   SINCE INCEPTION
                                  -----     ---------  ---------------
PORTFOLIO--CLASS A...........        6.31%      -3.94%        24.49%
PORTFOLIO--CLASS B...........        6.14       -4.05         24.23
S&P 500 INDEX................        6.00        9.05         23.62
LIPPER SCIENCE AND TECHNOLOGY
 FUNDS INDEX .                       5.67      -10.69         11.67

1. The S&P 500 Index is an unmanaged index of common stocks. The Lipper Science and Technology Funds Index is a composite index of mututal funds that invest at least 65% of their assets in science and technology stocks.

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------

THE INFORMATION CONTAINED IN THIS OVERVIEW REGARDING SPECIFIC SECURITIES IS FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL THE SECURITIES MENTIONED. THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

The investment objective of the Technology Portfolio is to achieve long-term capital appreciation by investing primarily in equity securities of companies expected to benefit from their involvement in technology and technology-related industries. The focus of the Portfolio is to identify significant long-term technology trends and to invest in those premier companies we believe are positioned to materially gain from these trends. Stocks selected for the Portfolio are also expected to meet comprehensive selection criteria. The Portfolio may invest up to 35% of its total investments in securities of foreign companies to participate sufficiently in the global technology market.

For the nine months ended September 30, 1998, the Portfolio had a total return of 6.31% for the Class A shares and 6.14% for the Class B shares compared to 6.00% for the S&P 500 Index and 5.67% for the Lipper Science and Technology Funds Index. For the one year ended September 30, 1998, the Portfolio had a total return of -3.94% for the Class A shares and -4.05% for the Class B shares, compared to 9.05% for the S&P 500 Index and -10.69% for the Lipper Science and Technology Funds Index. From inception on September 16, 1996 through September 30, 1998, the average annual total return of Class A was 24.49% and 24.23% for Class B compared to 23.62% for the S&P 500 Index and 11.67% for the Lipper Science and Technology Funds Index.

After a strong performance in the first six months of the year the broad markets and some technology sectors in particular, have corrected during the third quarter. The data networking and semiconductor sectors, where we are overweight, were hit particularly hard declining 28.5% and 13.5% respectively. The main reason for the decline is a fear of global economic slowdown, lower corporate profits, and the associated decrease in spending on information technology. In addition, any prolonged "credit-crunch" makes it significantly more difficult for private and public enterprises to raise much needed capital for continuing investments in technology.

We believe longer term fundamentals for technology continue to be favorable, especially in broadband technology and internet protocol communications. The telecommunications industry continues to see 25%-to-35% growth in the demand for data services; Internet access (business and consumer) is growing exponentially and the cable and long distance companies are in the middle of a multi-billion dollar, multi-year broadband build out.

The common theme is the demand for packet-based terrestrial communication systems and mobile communications. These new systems will eventually replace the narrow-band analog systems that now comprise the bulk of the world's communication capabilities.

Independent of a potential global slow down, we believe that companies will continue to spend on these technologies in order to stay competitive, in both product and service features and to decrease costs. There are over 2,000 public technology companies and we strive to invest in the best 100. Our goal remains the same; identify the premier sectors and companies, which we believe present compelling investment opportunities and avoid the sectors and companies with deteriorating fundamentals.

Stephen C. Sexauer
PORTFOLIO MANAGER

Alexander Umansky
PORTFOLIO MANAGER

October 1998

INVESTMENTS (UNAUDITED)
----------
SEPTEMBER 30, 1998

                                                             VALUE
SHARES                                                       (000)
------                                                      -------
COMMON STOCKS (98.7%)
  TECHNOLOGY (98.7%)
    DATA COMMUNICATIONS (19.0%)
15,000   ADC Telecommunications, Inc.                       $   317
34,000   Advanced Fibre Communications, Inc.                    234
 1,900   AirTouch Communications, Inc.                          108
 7,500   Alcatel Alsthom ADR                                    128
20,900   Ascend Communications, Inc.                            951
10,650   Cisco Systems, Inc.                                    658
 5,400   Excell Switching Corp.                                 128
 5,400   General Instrument Corp.                               117
 3,900   JDS Fitel, Inc.                                         44
 4,000   Metromedia Fiber Network, Inc., Class A                131
12,800   Newbridge Networks Corp.                               230
 4,200   Northern Telecom Ltd.                                  134
11,300   Powerwave Technologies, Inc.                            96
 6,700   Proxim, Inc.                                            87
 2,500   QUALCOMM, Inc.                                         120
 2,800   Scientific-Atlanta, Inc.                                59
12,500   Secure Computing Corp.                                 122
 3,000   Tekelec, Inc.                                           46
 3,000   Telebras ADR                                           207
14,300   3Com Corp.                                             430
 6,200   TranSwitch Corp.                                        92
                                                            -------
                                                              4,439
                                                            -------
    DATA STORAGE & PROCESSING (4.7%)
 8,600   EMC Corp.                                              492
24,800   Seagate Technology, Inc.                               621
                                                            -------
                                                              1,113
                                                            -------
    ELECTRONIC EQUIPMENT (6.6%)
16,400   CompUSA, Inc.                                          284
 1,400   Exodus Communications, Inc.                             34
 4,600   FORE Systems, Inc.                                      76
 3,800   International Network Services                         158
 5,950   Level One Communications, Inc.                         120
 9,900   Micrel, Inc.                                           262
 6,500   Microchip Technology, Inc.                             142
 3,050   Network Associates, Inc.                               108
 4,500   Uniphase Corp.                                         185
   500   Visual Networks, Inc.                                   14
 2,800   Vitesse Semiconductor Corp.                             66
 7,200   Xylan Corp.                                             95
                                                            -------
                                                              1,544
                                                            -------
    INFORMATION PROCESSING (1.3%)
26,794   Cendant Corp.                                          311
                                                            -------

                                                             VALUE
SHARES                                                       (000)
------                                                      -------
    INTERNET RELATED (4.8%)
10,100   America Online, Inc.                               $ 1,124
                                                            -------
    LARGE DIVERSIFIED COMPUTER MFG (2.5%)
 3,000   International Business Machines Corp.                  384
 8,600   Unisys Corp.                                           195
                                                            -------
                                                                579
                                                            -------
    MICRO COMPUTER MFG (8.5%)
 7,500   Apple Computer, Inc.                                   286
25,700   Compaq Computer Corp.                                  813
 9,000   Dell Computer Corp.                                    592
 1,500   Gateway 2000, Inc.                                      78
 4,600   Sun Microsystems, Inc.                                 229
                                                            -------
                                                              1,998
                                                            -------
    SEMICONDUCTOR MFG (14.8%)
10,700   Advanced Micro Devices, Inc.                           199
 4,100   Altera Corp.                                           144
 7,700   Analog Devices, Inc.                                   124
 5,300   Applied Micro Circuits Corp.                            79
   100   Broadcom Corp., Class A                                  7
11,400   Intel Corp.                                            977
 5,800   Lattice Semiconductor Corp.                            144
23,600   Micron Electronics, Inc.                               413
15,500   Micron Technology, Inc.                                472
 5,700   Motorola, Inc.                                         243
 8,400   PMC-Sierra, Inc.                                       268
 4,700   Texas Instruments, Inc.                                248
 3,900   Xilinx, Inc.                                           136
                                                            -------
                                                              3,454
                                                            -------
    SOFTWARE PRODUCTS (20.4%)
 8,700   Adobe Systems, Inc.                                    302
 2,200   At Home Corp., Series A                                105
 7,700   Citrix Systems, Inc.                                   547
 5,000   Clarify, Inc.                                           51
10,200   Computer Associates International, Inc.                377
12,300   Compuware Corp.                                        724
 3,000   EBAY, Inc.                                             135
   700   ISS Group, Inc.                                         22
 6,800   J.D. Edwards & Co.                                     326
 4,500   Micromuse, Inc.                                         81
 5,400   Microsoft Corp.                                        594
 8,600   Netscape Communications Corp.                          188
44,700   Novell, Inc.                                           548
 7,500   Oracle Systems Corp.                                   219
 4,300   Peoplesoft, Inc.                                       140

                                                             VALUE
SHARES                                                       (000)
------                                                      -------
    SOFTWARE PRODUCTS (CONTINUED)
 6,600   Progress Software Corp.                            $   171
14,600   Software AG Systems, Inc.                              248
                                                            -------
                                                              4,778
                                                            -------
    TEST, ANALYSIS & INSTRUMENTATION EQUIPMENT (1.8%)
 8,700   Dallas Semiconductor Corp.                             235
 5,600   Veeco Instruments, Inc.                                176
                                                            -------
                                                                411
                                                            -------
    OTHER (14.3%)
 2,300   BISYS Group, Inc.                                      101
 1,400   Clear Channel Communications, Inc.                      67
 5,000   Genesystems Telecommunications Labs, Inc.               93
 9,100   Ingram Micro, Inc., Class A                            487
 4,900   MCI Worldcom, Inc.                                     239
 7,100   Medicis Pharmaceutical, Class A                        281
15,600   Mercury Computer Systems, Inc.                         244
 5,000   NCR Corp.                                              144
 3,450   Paychex, Inc.                                          178
 4,000   RELTEC Corp.                                            59
 3,700   Robert Half International, Inc.                        160
 8,100   Romac International, Inc.                              146
 7,900   SABRE Group Holdings, Inc.                             237
 4,500   Sprint Corp.                                           324
 9,300   SunGard Data Systems, Inc.                             293
 1,100   Telebanc Financial Corp.                                18
15,000   Whittman-Hart, Inc.                                    276
                                                            -------
                                                              3,347
                                                            -------
  TOTAL TECHNOLOGY                                           23,098
                                                            -------


                                                             VALUE
                                                             (000)
                                                            -------
TOTAL COMMON STOCKS (Cost $22,999)                          $23,098
                                                            -------

OTHER ASSETS AND LIABILITIES (1.3%)
  Other Assets                                                  987
  Liabilities                                                  (681)
                                                           --------
                                                                306
                                                           --------
NET ASSETS (100%)                                          $ 23,404
                                                           --------
                                                           --------

CLASS A:
--------
NET ASSETS                                                 $ 22,866
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 1,833,451 outstanding $0.001 par value
  shares (authorized 500,000,000 shares)                   $  12.47
                                                           --------
                                                           --------

CLASS B:
--------
NET ASSETS                                                 $    538
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 43,284 outstanding $0.001 par value
  shares (authorized 500,000,000 shares)                   $  12.44
                                                           --------
                                                           --------

------------------------------

ADR  --  American Depositary Receipt

-------------------------------------------------------------------
SECURITIES SOLD SHORT

                                                             VALUE
SHARES                                                       (000)
------                                                      -------
10,000   MMC Networks, Inc.
          (Total Proceeds $149)                             $   164
                                                            -------
                                                            -------